Loans and Allowance for Loan Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 24,952	$ 24,339
Restructured real estate mortgages - 1 to 4 family		34	38
Total nonperforming loans		24,986	24,377
Other real estate owned		1,100	2,700
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	23,022	21,950
Restructured real estate mortgages - 1 to 4 family	[1]	34	38
Total nonperforming loans	[1]	23,056	21,988
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		1,930	2,389
Restructured real estate mortgages - 1 to 4 family		0	0
Total nonperforming loans		1,930	2,389
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure		12,400	12,600
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		639	1,443
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	639	1,443
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		6	100
Commercial [Member] | Other [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	6	100
Commercial [Member] | Other [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		20,014	18,913
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	18,202	16,654
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		1,812	2,259
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		247	93
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	247	93
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		4,027	3,733
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	3,924	3,603
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		103	130
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		19	57
Installment [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	4	57
Installment [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 15	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.